QUARTERLY RESULTS OF OPERATIONS	12 Months Ended
Dec. 26, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the Company's quarterly results of operations for 2014 and 2013 (in thousands):

	Successor
	First Quarter		Second Quarter		Third Quarter	Fourth Quarter	Total Fiscal Year
Fiscal year 2014
Net sales	$392,469		$425,542		$442,445	$415,765	$1,676,221
Gross profit	135,790		145,570		154,399	145,884	581,643
Net (loss) income	(6,094)	(1)	(38,577)	(2)	7,198	(9,599)	(47,072)
Fiscal year 2013
Net sales	380,753		405,706		421,541	390,055	1,598,055
Gross profit	131,696		138,333		146,978	135,964	552,971
Net (loss) income	$(1,480)		$1,172		$(7,206)	$1,174	$(6,340)
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(1) Net loss for the first quarter of 2014 includes a loss on extinguishment of debt of $4.2 million recorded in connection with the redemption of the OpCo Notes and the related financing transactions. Refer to the Note 10. Debt for additional information.
(2) Net loss for the second quarter of 2014 includes non-cash charges of $67.5 million related to the impairment of certain indefinite-lived trademark assets. These impairments were primarily due to a strategic marketing decision to phase out certain brand names which resulted in a change in the expected useful life of the intangible assets. Refer to the Note 8. Goodwill and Other Intangible Assets for additional information related to the impairment charges.